Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expense (benefit) derived by applying the federal statutory income tax rate to income before income taxes	$ 2,434	$ 1,020	$ 670
State taxes, net of federal benefit	(105)	(185)	(93)
Permanent items	0	0	1
Research and experimentation tax credits	0	(786)	(422)
Withholding tax	0	(44)	112
Transaction costs	1,999	0	0
Pre-Separation and Distribution net operating losses and other deferred tax assets	21,130	0	0
Valuation allowance for deferred tax assets	(15,383)	11,680	5,638
Stock-based compensation	1,258	(333)	(636)
Meals and entertainment	75	15	130
Acquisition costs	0	35	297
Effect of foreign operations	(88)	612	8
Other	159	0	0
Total income tax expense (benefit)	$ 11,479	$ 12,014	$ 5,705